Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	$ 1,284.5	$ 1,264.6
Additions	125.2	61.1
Disposals	(2.2)	(7.3)
Impairment		(37.1)
Exchange differences	(28.5)	3.2
Cost, Ending balance	1,379.0	1,284.5
Accumulated depreciation, Beginning balance	(625.6)	(589.9)
Charge for the year	(61.3)	(60.0)
Disposals	1.5	6.5
Impairment		20.2
Exchange differences	18.1	(1.8)
Other	(0.5)	(0.6)
Accumulated depreciation, Ending balance	(667.8)	(625.6)
Net book amount	711.2	658.9
Land [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	18.5	18.3
Additions	11.7	0.2
Disposals
Impairment
Exchange differences
Cost, Ending balance	30.2	18.5
Accumulated depreciation, Beginning balance
Charge for the year
Disposals
Impairment
Exchange differences
Other
Accumulated depreciation, Ending balance
Net book amount	30.2	18.5
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	210.2	210.5
Additions	18.9	3.0
Disposals
Impairment		(3.5)
Exchange differences	(1.0)	0.2
Cost, Ending balance	228.1	210.2
Accumulated depreciation, Beginning balance	(85.2)	(76.2)
Charge for the year	(9.1)	(8.8)
Disposals
Impairment
Exchange differences	1.0	(0.2)
Other
Accumulated depreciation, Ending balance	(93.3)	(85.2)
Net book amount	134.8	125.0
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	994.7	984.9
Additions	39.8	47.7
Disposals	(2.2)	(7.3)
Impairment		(33.6)
Exchange differences	(27.5)	3.0
Cost, Ending balance	1,004.8	994.7
Accumulated depreciation, Beginning balance	(540.4)	(513.7)
Charge for the year	(52.2)	(51.2)
Disposals	1.5	6.5
Impairment		20.2
Exchange differences	17.1	(1.6)
Other	(0.5)	(0.6)
Accumulated depreciation, Ending balance	(574.5)	(540.4)
Net book amount	430.3	454.3
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	61.1	50.9
Additions	54.8	10.2
Disposals
Impairment
Exchange differences
Cost, Ending balance	115.9	61.1
Accumulated depreciation, Beginning balance
Charge for the year
Disposals
Impairment
Exchange differences
Other
Accumulated depreciation, Ending balance
Net book amount	$ 115.9	$ 61.1